UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008
                                                 ------------------

Check here if Amendment [ ];   Amendment Number:
                                                 ------------------

         This Amendment (check only one):   [  ] is a restatement
                                            [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:      MB Investment Partners, Inc.
           ----------------------------------
Address:   825 Third Avenue
           ----------------------------------
           New York, NY 10022
           ----------------------------------

Form 13F File Number: 28-04079
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Charles J. Daly
          ------------------------------------
Title:    Chief Compliance Officer
          ------------------------------------
Phone:    617-757-7609
          ------------------------------------

Signature, Place and Date of Signing

   /s/ Charles J. Daly           Boston, MA              November 13, 2008
------------------------   ------------------------    ---------------------
      [Signature]               [City, State]                 [Date]


Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:               0
                                            -----------
Form 13F Information Table Entry Total:         139
                                            -----------
Form 13F Information Table Value Total:       244,968
                                            -----------
                                            (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                  FORM 13F INFORMATION TABLE

                                TITLE OF             VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER           CLASS      CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE   SHARED    NONE
------------------------------ ---------  --------- -------- -------- --- ---- -------  ---------    ----   ------    ----
Schering Plough Corp Pfd Conv  con pfd    806605705   796    4,650    SH       SOLE                                  4,650
3M Co                          COM        88579Y101 1,431   20,950    SH       SOLE                 12,000           8,950
                                                       17      250    SH       OTHER                                   250
AT&T Inc                       COM        00206R102   937   33,570    SH       SOLE                 20,800          12,770
Allergan                       COM        018490102 2,427   47,125    SH       SOLE                 36,480          10,645
Altera                         COM        021441100 2,828   36,753    SH       SOLE                106,353          30,400
Amdocs Limited                 COM        G02602103 2,210   80,715    SH       SOLE                 66,115          14,600
American Express               COM        025816109 4,481  126,485    SH       SOLE                 85,185          41,300
                                                        4      100    SH       OTHER                                   100
American Int'l Group           COM        026874107   183   54,984    SH       SOLE                 15,366          39,618
                                                       20    5,915    SH       OTHER                                 5,915
Americredit                    COM        03060R101   472   46,575    SH       SOLE                  6,625          39,950
Apache                         COM        037411105 3,418   32,780    SH       SOLE                 19,125          13,655
Apple Computer                 COM        037833100 1,052    9,256    SH       SOLE                  6,947           2,309
Archer Daniels Midland         COM        039483102   471   21,500    SH       SOLE                 21,500
Automatic Data                 COM        053015103 5,144  120,325    SH       SOLE                 83,050          37,275
                                                       21      500    SH       OTHER                                   500
BP Plc ADR                     COM        055622104 1,035   20,634    SH       SOLE                  2,175          18,459
                                                       20      400    SH       OTHER                                   400
Bank Of Amer Corp              COM        060505104   621   17,740    SH       SOLE                 11,800           5,940
Berkshire Hath  Cl B           COM        084670207   989      225    SH       SOLE                                    225
Berkshire Hath Cl A            COM        084670108   784        6    SH       SOLE                                      6
Bristol Myers Squibb           COM        110122108   814   39,040    SH       SOLE                 18,440          20,600
                                                       83    4,000    SH       OTHER                                 4,000
Burlington Northern            COM        12189T104   564    6,100    SH       SOLE                  5,800             300
CVS Caremark                   COM        126650100 5,936  176,357    SH       SOLE                 95,877          80,480
Carnival                       COM        143658300 2,926   82,765    SH       SOLE                 69,220          13,545
Caterpillar                    COM        149123101   626   10,500    SH       SOLE                  9,200           1,300
Celgene                        COM        151020104 2,761   43,635    SH       SOLE                 32,660          10,975
Cheesecake Factory             COM        163072101 1,537  105,150    SH       SOLE                 81,460          23,690
Chevron                        COM        166764100   553    6,700    SH       SOLE                    300           6,400
Cisco Systems                  COM        17275R102 9,850  436,622    SH       SOLE                207,035         229,587
                                                       23    1,000    SH       OTHER                                 1,000
Citigroup                      COM        172967101 1,794   87,447    SH       SOLE                 45,848          41,599
                                                       98    4,773    SH       OTHER                                 4,773
Citrix Systems                 COM        177376100 2,423   95,920    SH       SOLE                 77,645          18,275
Coca-Cola                      COM        191216100 1,239   23,433    SH       SOLE                 10,700          12,733
Colgate Palmolive              COM        194162103 2,042   27,100    SH       SOLE                  7,050          20,050
                                                       60      800    SH       OTHER                                   800
Comcast Corp Cl A              COM        20030N101 3,400  173,209    SH       SOLE                135,030          38,179
Comerica                       COM        200340107   771   23,500    SH       SOLE                 21,300           2,200
ConocoPhillips                 COM        20825C104   440    6,000    SH       SOLE                  4,700           1,300



                                TITLE OF             VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER           CLASS      CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE   SHARED    NONE
------------------------------ ---------  --------- -------- -------- --- ---- ------- -----------   ----   ------    ----

Corning                        COM        219350105 1,559   99,685    SH       SOLE                 83,560          16,125
Covance                        COM        222816100 2,126   24,045    SH       SOLE                 18,730           5,315
Crown Castle Intl              COM        228227104 3,692  127,435    SH       SOLE                102,110          25,325
DJ US Healthcr ETF             COM        464287762 2,585   41,675    SH       SOLE                                 41,675
DJ US Tech Sec                 COM        464287721   216    4,550    SH       SOLE                    450           4,100
Dow Chemical                   COM        260543103   674   21,200    SH       SOLE                 18,800           2,400
Du Pont E I De Nemours         COM        263534109   560   13,900    SH       SOLE                 12,900           1,000
EMC Corp(mass)                 COM        268648102 2,901  242,546    SH       SOLE                177,540          65,006
Emerson Electric Company       COM        291011104 1,287   31,550    SH       SOLE                  7,700          23,850
                                                       20      500    SH       OTHER                                   500
Energy Select Sector ETF       COM        81369Y506 5,033   79,510    SH       SOLE                    550          78,960
Exxon Mobil Corp               COM        30231G102 8,059  103,767    SH       SOLE                 13,588          90,179
                                                       31      400    SH       OTHER                                   400
Fedex Corp                     COM        31428X106   245    3,100    SH       SOLE                  1,000           2,100
Financial Sector ETF           COM        81369Y605 1,330   66,855    SH       SOLE                  1,450          65,405
General Electric Co            COM        369604103 6,529  256,027    SH       SOLE                134,275         121,752
Glaxo Smithkline Plc           COM        37733W105   651   14,972    SH       SOLE                  2,700          12,272
Goldman Sachs Group            COM        38141G104 2,478   19,360    SH       SOLE                 11,655           7,705
Google                         COM        38259P508 2,700    6,741    SH       SOLE                  5,226           1,515
HSBC Hldgs Plc Spons ADR New   COM        404280406   216    2,677    SH       SOLE                  1,150           1,527
Health Care Select ETF         COM        81369Y209 1,713   57,010    SH       SOLE                    500          56,510
Home Depot                     COM        437076102 1,168   45,125    SH       SOLE                 27,800          17,325
Industrial Select Sector ETF   COM        81369Y704 4,732  153,650    SH       SOLE                    725         152,925
Intel                          COM        458140100 1,196   63,876    SH       SOLE                 31,100          32,776
Intl Business Machines         COM        459200101 2,830   24,195    SH       SOLE                  3,550          20,645
                                                      443    3,791    SH       OTHER                                 3,791
Ishares Russell 1000 Growth    COM        464287614 1,764   36,325    SH       SOLE                    900          35,425
Ishares S&P Gbl Fin            COM        464287333 1,160   20,925    SH       SOLE                    125          20,800
JP Morgan Chase & Co           COM        46625H100 1,203   25,762    SH       SOLE                 10,143          15,619
                                                       23      500    SH       OTHER                                   500
Jabil Circuit                  COM        466313103 1,117  117,095    SH       SOLE                 96,220          20,875
Johnson & Johnson              COM        478160104 4,593   66,293    SH       SOLE                 25,200          41,093
                                                    1,164   16,798    SH       OTHER                                16,798
Kimberly-Clark                 COM        494368103   681   10,500    SH       SOLE                  8,900           1,600
Kohls                          COM        500255104 2,592   56,240    SH       SOLE                 45,405          10,835
Liberty Global A               COM        530555101   213    7,045    SH       SOLE                  7,045
MSCI Emerg Mkt                 COM        464287234 1,012   29,615    SH       SOLE                                 29,615
MSCI Japan                     COM        464286848   405   38,000    SH       SOLE                    800          37,200
                                                       11    1,000    SH       OTHER                                 1,000
Marriot International          COM        571903202 1,432   54,870    SH       SOLE                 44,920           9,950
Mc Graw-Hill                   COM        580645109   694   21,950    SH       SOLE                  5,250          16,700
                                                       79    2,500    SH       OTHER                                 2,500
Medtronic                      COM        585055106 2,821   56,311    SH       SOLE                 43,439          12,872
Merck                          COM        589331107   230    7,300    SH       SOLE                  2,300           5,000
Mettler Toledo International   COM        592688105   749    7,646    SH       OTHER                                 7,646
Microsoft                      COM        594918104 6,361  238,344    SH       SOLE                145,657          92,687
                                                       19      700    SH       OTHER                                   700
MSCI Eafe                      COM        464287465 2,459   43,685    SH       SOLE                    325          43,360



                                TITLE OF             VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER           CLASS      CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------  --------- -------- -------- --- ---- ------- -----------   ----    ------    ----

Nokia Corp ADR                 COM        654902204 1,110   59,525    SH       SOLE                 48,175          11,350
PPG Industries Inc             COM        693506107   542    9,300    SH       SOLE                  9,300
Pepsico                        COM        713448108   389    5,458    SH       SOLE                                  5,458
Pfizer                         COM        717081103   624   33,850    SH       SOLE                  7,700          26,150
Pharmaceutical Prod            COM        717124101 2,953   71,421    SH       SOLE                 51,081          20,340
Powershares NASDAQ 100 ETF     COM        73935A104 4,377  112,481    SH       SOLE                    800         111,681
Procter & Gamble               COM        742718109 5,996   86,043    SH       SOLE                 50,211          35,832
Qualcomm                       COM        747525103 2,049   47,695    SH       SOLE                 34,775          12,920
S&P 100 Large Cap              COM        464287101   338    6,375    SH       SOLE                    200           6,175
S&P 400 Midcap                 COM        595635103 7,832   59,427    SH       SOLE                     50          59,377
S&P 500 Spdr Tr. Unit          COM        78462F103 9,095   78,415    SH       SOLE                    350          78,065
S&P 600 Small Cap              COM        464287804 4,479   75,260    SH       SOLE                    100          75,160
S&P Consumer Discretionary ETF COM        81369Y407 2,310   82,800    SH       SOLE                    200          82,600
S&P Utilities ETF              COM        81369Y886   317    9,550    SH       SOLE                                  9,550
SPDR Gold Trust Gold           COM        78463V107   438    5,150    SH       SOLE                                  5,150
SPDR Series Trust S&P Biotech  COM        78464A870   454    7,550    SH       SOLE                                  7,550
Schlumberger Limited           COM        806857108 5,296   67,815    SH       SOLE                 34,975          32,840
                                                       62      800    SH       OTHER                                   800
Schwab Charles                 COM        808513105   234    8,983    SH       SOLE                                  8,983
Staples                        COM        855030102 4,288  190,599    SH       SOLE                151,062          39,537
State St Corp                  COM        857477103 4,891   85,992    SH       SOLE                 43,166          42,826
                                                      117    2,059    SH       OTHER                                 2,059
Stryker                        COM        863667101 3,487   55,965    SH       SOLE                 42,680          13,285
Suntrust Banks                 COM        867914103   639   14,200    SH       SOLE                 14,200
Sysco                          COM        871829107   564   18,300    SH       SOLE                 18,000             300
Target                         COM        87612E106 1,992   40,606    SH       SOLE                 28,146          12,460
Technology Sector ETF          COM        81369Y803 1,394   70,250    SH       SOLE                  1,900          68,350
Texas Instruments              COM        882508104   638   29,675    SH       SOLE                    500          29,175
The Bank Of New York Mellon    COM        064058100   854   26,216    SH       SOLE                  1,509          24,707
Thermo Fisher                  COM        883556102 2,725   49,543    SH       SOLE                 38,495          11,048
Transocean                     COM        G90073100   417    3,794    SH       SOLE                                  3,794
UST Inc                        COM        902911106   206    3,100    SH       SOLE                  3,100
Union Pac Corp                 COM        907818108   261    3,664    SH       SOLE                    300           3,364
United Parcel Cl B             COM        911312106   641   10,200    SH       SOLE                  9,300             900
Vanguard  MidCap Growth        COM        922908538   231    4,900    SH       SOLE                                  4,900
Vanguard Consum Dis ETF        COM        92204a108 1,632   37,025    SH       SOLE                                 37,025
Vanguard Emerging Mkt ETF      COM        922042858 1,154   33,285    SH       SOLE                     90          33,195
Vanguard Europe Pac ETF        COM        921943858 3,017   85,775    SH       SOLE                                 85,775
Vanguard Large Cap ETF         COM        922908637 1,534   29,150    SH       SOLE                                 29,150
Vanguard World Fds Industrial  COM        92204a603   604   10,400    SH       SOLE                                 10,400
Verizon Communications         COM        92343V104   642   20,000    SH       SOLE                 15,000           5,000
Wachovia                       COM        929903102    98   28,100    SH       SOLE                 24,500           3,600
Walgreen                       COM        931422109   788   25,450    SH       SOLE                 21,600           3,850
Weatherford Intl Ltd           COM        G95089101 2,944  117,110    SH       SOLE                 74,260          42,850
Wells Fargo                    COM        949746101 3,980  106,061    SH       SOLE                 83,541          22,520
Whole Foods Market             COM        966837106   830   41,456    SH       SOLE                 33,851           7,605
Wyeth                          COM        983024100   455   12,325    SH       SOLE                  2,975           9,350
                                                       22      600    SH       OTHER                                   600
Xilinx Inc                     COM        983919101 1,966   83,844    SH       SOLE                 70,744          13,100
